Investment Objectives and Goals - PIMCO Inflation PLUS Active Exchange-Traded Fund	Feb. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Inflation PLUS Active Exchange-Traded Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks real return, consistent with prudent investment management.